UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: June 30, 2007


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/14/2007


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         64
                                       ------------------------


Form 13F Information Table Value Total:   $57,007,436
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hthwy Cl A              Com             084670108    219        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    482     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    478    74785      74785     0       0       74785         0        0
AllianceBernstein Inc Fd          Com             01881E101    403    29800      29800     0       0       29800         0        0
Allied Capital Corp               Com             01903Q108   1471    47500      47500     0       0       47500         0        0
AllState Corp                     Com             020002101    308     5000       5000     0       0        5000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    641     5200       5200     0       0        5200         0        0
Barrick Gold Cp                   Com             067901108   1125    38696      38696     0       0       38696         0        0
BHP Ltd                           Sponsored ADR   088606108   1065    17826      17826     0       0       17826         0        0
Blackrock Corpor HI YLD FD        Com             09255N102    460    34011      34011     0       0       34011         0        0
Blackrock Sr High Income Fd       Com             09255T109    715   114238     114238     0       0      114238         0        0
BP Plc                            Sponsored ADR   055622104    354     4910       4910     0       0        4910         0        0
Bristol Myers Squibb              Com             110122108   1392    44100      44100     0       0       44100         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   3188    79912      79912     0       0       79912         0        0
Burlington North Santa Fe         Com             12189T104    361     4242       4242     0       0        4242         0        0
Cisco Systems                     Com             17275R102   1833    65800      65800     0       0       65800         0        0
Du Pont de Numours                Com             263524109    338     6640       6640     0       0        6640         0        0
Duke Realty Invest                Com             624411505    474    13300      13300     0       0       13300         0        0
DWS Global High Inc               Com             23338W104    255    28000      28000     0       0       28000         0        0
DWS High Income Tr                Com             23337C109    228    37700      37700     0       0       37700         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101    766    34200      34200     0       0       34200         0        0
Eaton Vance Senior                Sh Ben Int      27826S103    106    12424      12424     0       0       12424         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   3187    67700      67700     0       0       67700         0        0
Equitable Resources               Com             294549100    208     4200       4200     0       0        4200         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    202    14206      14206     0       0       14206         0        0
Exxon Mobil Corp                  Com             30231G102    992    11825      11825     0       0       11825         0        0
Ford Motor Co                     Com             345370100    189    20092      20092     0       0       20092         0        0
General Electric                  Com             369604103    636    16608      16608     0       0       16608         0        0
Hewlett Packard                   Com             428236102    277     6200       6200     0       0        6200         0        0
Input/Output                      Com             457652105    303    19400      19400     0       0       19400         0        0
Ishares Tr                        MSCI EAFA Idx   464287465    291     3602       3602     0       0        3602         0        0
Ishares Tr                        MSCI Japan      464286848   1146    79000      79000     0       0       79000         0        0
J.P. Morgan                       Com             46625H100    436     9000       9000     0       0        9000         0        0
Latin Amer Equity Fund            Com             51827Q106   2494    48250      48250     0       0       48250         0        0
Lexicon Genetics Inc Com          Com             528872104    455   141600     141600     0       0      141600         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608   2257    56590      56590     0       0       56590         0        0
LSI Logic Corporation             Com             502161102   1064   141650     141650     0       0      141650         0        0
Macy Inc                          Com             55616P104    344     8642       8642     0       0        8642         0        0
MA Health & Educ TE               Sh Ben Int      575672100    249    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    269     5179       5179     0       0        5179         0        0
Merck & Co Inc                    Com             589331107    325     6533       6533     0       0        6533         0        0
MS/DW Incm                        Com             61745P874    676    43000      43000     0       0       43000         0        0
Network Engines, Inc.             Com             64121A107   1124   611089     611089     0       0      611089         0        0
New Amer High Income Fd           Com             641876107    149    68227      68227     0       0       68227         0        0
Newmont Mining                    Com             651639106   1377    35261      35261     0       0       35261         0        0
Nordic American Tanker Shipp      Com             G65773106   2136    52300      52300     0       0       52300         0        0
Nuveen Calif Mun Value Fd         Com             67062C107    103    10802      10802     0       0       10802         0        0
Nuveen Mass Prem Inc              Com             67061E108    242    17000      17000     0       0       17000         0        0
Occidental Petro Crp              Com             674599105   3664    63300      63300     0       0       63300         0        0
Pfizer Inc                        Com             717081103    516    20192      20192     0       0       20192         0        0
Pioneer High income Trust         Com             72369A106    744    43540      43540     0       0       43540         0        0
Procter & Gamble Co               Com             742718109    220     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    217    27600      27600     0       0       27600         0        0
RF Microdevices Inc.              Com             749941100    742   118900     118900     0       0      118900         0        0
Royal Dutch Shell                 Sp ADR B        780259107    211     2600       2600     0       0        2600         0        0
SPDR Tr                           Unit Ser 1      78462F103    305     2025       2025     0       0        2025         0        0
StreetTracks Gold Shares          GOLD SHS        863307104    951    14800      14800     0       0       14800         0        0
Telefo de Mex'L                   Sp ADR REP ORD  879403780    629    16600      16600     0       0       16600         0        0
Tellabs, Inc.                     Com             879664100    662    61500      61500     0       0       61500         0        0
Thermo Electron Corp              Com             883556102   2012    38900      38900     0       0       38900         0        0
Toreador Resources Cp             Com             891050106   6352   423450     423450     0       0      423450         0        0
TXU Corporation                   Com             873168108    713    10600      10600     0       0       10600         0        0
Verizon Comm                      Com             92343V104    608    14774      14774     0       0       14774         0        0
Xcel Energy                       Com             98389B100    669    32665      32665     0       0       32665         0        0


